Taxation - Schedule of Reconciliation between Taxes on Income / Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Statutory Tax Rate [Line Items]
Profit/ (loss) before tax	€ (13,706)	€ (30,857)	€ (27,313)
Tax using Company’s domestic tax rate at 12.5%	1,713	3,857	3,414
Non-deductible expenses / non-taxable income	(764)	(967)	(842)
Current-year losses for which no deferred tax asset is recognized	(805)	(4,647)	(3,973)
Impacts of different foreign tax rates	156	1,916	1,435
Tax expense of acquired subsidiary (QIND)	(25)
Total tax charge	€ 275	€ 159	€ 34